UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2022

CLEARBRIDGE

SELECT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Select Fund for the six-month reporting period ended April 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

II	ClearBridge Select Fund

Performance review

For the six months ended April 30, 2022, Class I shares of ClearBridge Select Fund returned -26.87%. The Fund’s unmanaged benchmark, the Russell 3000 Indexi, returned -11.75% for the same period. The Lipper Multi-Cap Growth Funds Category Averageii returned -25.62% over the same time frame.

Performance Snapshot as of April 30, 2022 (unaudited)
(excluding sales charges)	6 months
ClearBridge Select Fund:
Class A	-26.95%
Class C	-27.23%
Class FI	-27.01%
Class I	-26.87%
Class IS	-26.83%
Russell 3000 Index	-11.75%
Lipper Mid-Cap Growth Funds Category Average	-25.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.39%, 2.08%, 1.44%, 1.08% and 0.99%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets will not exceed 1.33% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the

ClearBridge Select Fund	III

Performance review (cont’d)

expense limitation (“expense cap”) for Class A as a result of dividend and interest expense on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. The management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk bonds,” are subject to greater price volatility, illiquidity and possibility of default. As a non-diversified fund, it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject. There may be very little public information available about the issuers and they may have limited liquidity. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. The Fund may suffer significant losses if assets that the Fund sells short appreciate rather than depreciate in value. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	ClearBridge Select Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 496 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Select Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2022 and October 31, 2021 and does not include derivatives, such as written options and securities sold short. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Select Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six months ended April 30, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-26.95%	$1,000.00	$730.50	1.35%	$5.79	Class A	5.00%	$1,000.00	$1,018.10	1.35%	$6.76
Class C	-27.23	1,000.00	727.70	2.10	9.00	Class C	5.00	1,000.00	1,014.38	2.10	10.49
Class FI	-27.01	1,000.00	729.90	1.44	6.18	Class FI	5.00	1,000.00	1,017.65	1.44	7.20
Class I	-26.87	1,000.00	731.30	1.11	4.76	Class I	5.00	1,000.00	1,019.29	1.11	5.56
Class IS	-26.83	1,000.00	731.70	1.00	4.29	Class IS	5.00	1,000.00	1,019.84	1.00	5.01

2	ClearBridge Select Fund 2022 Semi-Annual Report

[1]	For the six months ended April 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Select Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2022

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 91.1%
Communication Services — 2.9%
Entertainment — 1.1%
Endeavor Group Holdings Inc., Class A Shares	1,300,680	$29,590,470	*
Interactive Media & Services — 1.6%
Match Group Inc.	539,550	42,705,383	*
VTEX, Class A Shares	551,415	2,916,985	*
Total Interactive Media & Services		45,622,368
Media — 0.2%
Klaviyo Inc.	304,189	6,603,642	*(a)(b)(c)
Total Communication Services		81,816,480
Consumer Discretionary — 11.4%
Auto Components — 0.6%
Fox Factory Holding Corp.	203,468	16,659,960	*
Automobiles — 1.3%
Tesla Inc.	39,650	34,525,634	*
Hotels, Restaurants & Leisure — 2.7%
Expedia Group Inc.	341,322	59,646,020	*
Six Flags Entertainment Corp.	399,800	15,300,346	*
Total Hotels, Restaurants & Leisure		74,946,366
Internet & Direct Marketing Retail — 2.3%
Etsy Inc.	78,800	7,343,372	*
MercadoLibre Inc.	59,332	57,767,415	*
Total Internet & Direct Marketing Retail		65,110,787
Specialty Retail — 3.5%
Burlington Stores Inc.	267,700	54,493,012	*
Lowe’s Cos. Inc.	220,830	43,664,716
Total Specialty Retail		98,157,728
Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.	403,180	26,783,247	*
Total Consumer Discretionary		316,183,722
Consumer Staples — 8.2%
Beverages — 4.4%
Constellation Brands Inc., Class A Shares	232,711	57,267,850
Monster Beverage Corp.	762,710	65,348,993	*
Total Beverages		122,616,843
Food & Staples Retailing — 3.5%
Casey’s General Stores Inc.	182,005	36,637,606
Performance Food Group Co.	1,249,060	61,516,205	*
Total Food & Staples Retailing		98,153,811

See Notes to Financial Statements.

4	ClearBridge Select Fund 2022 Semi-Annual Report

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Personal Products — 0.3%
Coty Inc., Class A Shares	914,200	$7,414,162	*
Total Consumer Staples		228,184,816
Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
Pioneer Natural Resources Co.	389,270	90,493,597
Financials — 8.0%
Banks — 3.4%
First Republic Bank	289,450	43,191,729
Truist Financial Corp.	1,054,450	50,982,657
Total Banks		94,174,386
Capital Markets — 3.7%
CME Group Inc.	232,400	50,974,616
Edify Acquisition Corp., Class A Shares	464,230	4,554,096	*
KKR & Co. Inc.	914,751	46,624,859
Total Capital Markets		102,153,571
Insurance — 0.9%
American Equity Investment Life Holding Co.	679,300	25,623,196
Total Financials		221,951,153
Health Care — 12.0%
Biotechnology — 2.6%
Horizon Therapeutics PLC	576,660	56,835,610	*
Ultragenyx Pharmaceutical Inc.	225,360	15,930,698	*
Total Biotechnology		72,766,308
Health Care Equipment & Supplies — 2.2%
Insulet Corp.	257,400	61,516,026	*
Health Care Providers & Services — 2.4%
Progyny Inc.	325,400	12,511,630	*
Surgery Partners Inc.	1,027,852	52,584,908	*
Total Health Care Providers & Services		65,096,538
Health Care Technology — 0.2%
Definitive Healthcare Corp.	199,188	4,710,796	*
Life Sciences Tools & Services — 4.6%
Charles River Laboratories International Inc.	186,560	45,056,106	*
PerkinElmer Inc.	86,655	12,704,490
Syneos Health Inc.	973,106	71,124,317	*
Total Life Sciences Tools & Services		128,884,913
Total Health Care		332,974,581

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrials — 12.6%
Aerospace & Defense — 1.3%
L3Harris Technologies Inc.	154,740	$35,939,912
Air Freight & Logistics — 0.8%
GXO Logistics Inc.	373,120	22,084,973	*
Building Products — 1.1%
Trex Co. Inc.	502,888	29,263,053	*
Commercial Services & Supplies — 1.2%
Copart Inc.	299,487	34,036,698	*
Construction & Engineering — 2.3%
WillScot Mobile Mini Holdings Corp.	1,804,400	63,334,440	*
Electrical Equipment — 2.2%
nVent Electric PLC	721,050	24,357,069
Shoals Technologies Group Inc., Class A Shares	757,360	7,558,453	*
Vertiv Holdings Co.	2,314,540	29,001,186
Total Electrical Equipment		60,916,708
Road & Rail — 1.5%
Lyft Inc., Class A Shares	618,600	20,166,360	*
XPO Logistics Inc.	414,020	22,270,136	*
Total Road & Rail		42,436,496
Trading Companies & Distributors — 2.2%
H&E Equipment Services Inc.	493,887	17,523,111
MSC Industrial Direct Co. Inc., Class A Shares	543,360	45,022,809
Total Trading Companies & Distributors		62,545,920
Total Industrials		350,558,200
Information Technology — 25.6%
Electronic Equipment, Instruments & Components — 0.1%
Brain Corp.	263,750	1,204,942	*(a)(b)(c)
IT Services — 1.9%
Paymentus Holdings Inc., Class A Shares	503,200	8,332,992	*
Shopify Inc., Class A Shares	57,878	24,703,488	*
Wix.com Ltd.	250,603	18,910,502	*
Total IT Services		51,946,982
Semiconductors & Semiconductor Equipment — 2.2%
NVIDIA Corp.	162,880	30,209,353
ON Semiconductor Corp.	605,680	31,561,985	*
Total Semiconductors & Semiconductor Equipment		61,771,338
Software — 17.9%
Adobe Inc.	51,996	20,587,816	*
Confluent Inc., Class A Shares	253,430	7,917,153	*

Databricks Inc.	72,578	10,004,031	*(a)(b)(c)

See Notes to Financial Statements.

6	ClearBridge Select Fund 2022 Semi-Annual Report

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Datadog Inc., Class A Shares	181,910	$21,971,090	*
DataRobot Inc.	279,847	5,459,569	*(a)(b)(c)
DocuSign Inc.	474,499	38,434,419	*
Everbridge Inc.	408,000	17,584,800	*
Fortinet Inc.	230,734	66,684,433	*
Gitlab Inc., Class A Shares	432,993	20,753,355	*
HubSpot Inc.	119,270	45,254,616	*
LivePerson Inc.	159,283	3,602,982	*
New Relic Inc.	260,874	16,505,498	*
Paycor HCM Inc.	405,218	9,980,519	*
SentinelOne Inc., Class A Shares	635,400	21,139,758	*
ServiceNow Inc.	185,639	88,754,006	*
Sprout Social Inc., Class A Shares	272,153	16,677,536	*
Unity Software Inc.	226,610	15,049,170	*
Varonis Systems Inc.	469,010	20,261,232	*
Workday Inc., Class A Shares	253,710	52,441,857	*
Total Software		499,063,840
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	624,864	98,509,810
Total Information Technology		712,496,912
Materials — 1.2%
Construction Materials — 1.2%
Summit Materials Inc., Class A Shares	1,182,260	32,866,828	*
Real Estate — 6.0%
Equity Real Estate Investment Trusts (REITs) — 4.7%
Lamar Advertising Co., Class A Shares	479,040	52,890,806
SBA Communications Corp.	227,041	78,808,202
Total Equity Real Estate Investment Trusts (REITs)		131,699,008
Real Estate Management & Development — 1.3%
CBRE Group Inc., Class A Shares	443,571	36,834,136	*
Total Real Estate		168,533,144
Total Common Stocks (Cost — $2,287,851,505)		2,536,059,433
Investments in Underlying Funds — 2.8%
SPDR S&P 500 ETF Trust	139,500	57,474,000
VanEck Oil Services ETF	79,400	20,942,544
Total Investments in Underlying Funds (Cost — $86,801,643)		78,416,544

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Rate		Shares	Value
Convertible Preferred Stocks — 1.7%
Industrials — 1.7%
Professional Services — 1.7%
Clarivate PLC (Cost — $65,689,443)	5.250%		712,500	$45,977,625
Preferred Stocks — 0.2%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—		837,315	2,427,598	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	652,334	*(a)(b)(c)
Total Health Care				3,079,932
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Brain Corp.	—		631,998	2,887,283	*(a)(b)(c)
Total Preferred Stocks (Cost — $7,467,593)				5,967,215

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Snowflake Inc., Call @ $200.00 (Cost — $946,420)	6/17/22	790	$13,543,760	813,700

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
Edify Acquisition Corp., Class A Shares		12/31/27	233,645	39,720	*
Health Care — 0.0%††
Biotechnology — 0.0%††
Ginkgo Bioworks Holdings Inc.		8/1/26	454,112	297,443	*
Total Warrants (Cost — $1,369,583)				337,163
Total Investments before Short-Term Investments (Cost — $2,450,126,187)				2,667,571,680

See Notes to Financial Statements.

8	ClearBridge Select Fund 2022 Semi-Annual Report

ClearBridge Select Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 4.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.305%	108,297,396	$108,297,396
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.385%	27,074,349	27,074,349	(d)
Total Short-Term Investments (Cost — $135,371,745)			135,371,745
Total Investments — 100.6% (Cost — $2,585,497,932)			2,802,943,425
Liabilities in Excess of Other Assets — (0.6)%			(17,841,124)
Total Net Assets — 100.0%			$2,785,102,301

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 8).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $27,074,349 and the cost was $27,074,349 (Note 7).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipts

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Snowflake Inc., Put (Premiums received — $1,233,917)	6/17/22	$165.00	790	$13,543,760	$(1,343,000)

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $2,558,423,583)	$2,775,869,076
Investments in affiliated securities, at value (Cost — $27,074,349)	27,074,349
Receivable for Fund shares sold	5,012,142
Receivable for premiums on written options	1,233,917
Receivable for securities sold	638,607
Dividends receivable from unaffiliated investments	478,587
Dividends receivable from affiliated investments	9,649
Prepaid expenses	109,955
Total Assets	2,810,426,282

Liabilities:
Payable for securities purchased	12,922,210
Payable for Fund shares repurchased	7,700,054
Investment management fee payable	2,353,131
Written options, at value (premiums received — $1,233,917)	1,343,000
Service and/or distribution fees payable	251,455
Trustees’ fees payable	1,310
Accrued expenses	752,821
Total Liabilities	25,323,981
Total Net Assets	$2,785,102,301

Net Assets:
Par value (Note 6)	$677
Paid-in capital in excess of par value	2,654,951,444
Total distributable earnings (loss)	130,150,180
Total Net Assets	$2,785,102,301

See Notes to Financial Statements.

10	ClearBridge Select Fund 2022 Semi-Annual Report

Net Assets:
Class A	$837,660,137
Class C	$71,534,118
Class FI	$8,160,626
Class I	$1,418,555,499
Class IS	$449,191,921

Shares Outstanding:
Class A	20,794,689
Class C	1,905,067
Class FI	202,881
Class I	34,003,968
Class IS	10,746,203

Net Asset Value:
Class A (and redemption price)	$40.28
Class C*	$37.55
Class FI (and redemption price)	$40.22
Class I (and redemption price)	$41.72
Class IS (and redemption price)	$41.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$42.74

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2022

Investment Income:
Dividends from unaffiliated investments	$12,168,009
Dividends from affiliated investments	15,013
Interest	5,147
Total Investment Income	12,188,169

Expenses:
Investment management fee (Note 2)	15,197,729
Transfer agent fees (Note 5)	1,755,706
Service and/or distribution fees (Notes 2 and 5)	1,661,531
Interest expense on securities sold short	392,112
Registration fees	147,703
Trustees’ fees	100,366
Fund accounting fees	46,304
Legal fees	40,541
Shareholder reports	15,805
Audit and tax fees	15,684
Insurance	7,640
Custody fees	5,059
Commitment fees (Note 9)	2,109
Miscellaneous expenses	5,716
Total Expenses	19,394,005
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(241,613)
Net Expenses	19,152,392
Net Investment Loss	(6,964,223)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Short Sales (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(74,733,467)
Written options	289,830
Securities sold short	(4,726,863)
Net Realized Loss	(79,170,500)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(914,583,261)
Written options	(109,083)
Securities sold short	7,372,713
Change in Net Unrealized Appreciation (Depreciation)	(907,319,631)
Net Loss on Investments, Written Options and Short Sales	(986,490,131)
Decrease in Net Assets From Operations	$(993,454,354)

See Notes to Financial Statements.

12	ClearBridge Select Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2022 (unaudited) and the Year Ended October 31, 2021	2022	2021

Operations:
Net investment loss	$(6,964,223)	$(19,526,978)
Net realized gain (loss)	(79,170,500)	141,889,129
Change in net unrealized appreciation (depreciation)	(907,319,631)	675,459,625
Increase (Decrease) in Net Assets From Operations	(993,454,354)	797,821,776

Distributions to Shareholders From (Note 1):
Total distributable earnings	(110,424,407)	—
Decrease in Net Assets From Distributions to Shareholders	(110,424,407)	—

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	1,020,891,252	2,167,422,863
Reinvestment of distributions	109,621,482	—
Cost of shares repurchased	(665,819,133)	(1,077,918,756)
Increase in Net Assets From Fund Share Transactions	464,693,601	1,089,504,107
Increase (Decrease) in Net Assets	(639,185,160)	1,887,325,883

Net Assets:
Beginning of period	3,424,287,461	1,536,961,578
End of period	$2,785,102,301	$3,424,287,461

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$57.09	$39.44	$27.21	$23.92	$19.61	$14.81

Income (loss) from operations:
Net investment loss	(0.14)	(0.49)	(0.31)	(0.23)	(0.25)	(0.16)
Net realized and unrealized gain (loss)	(14.85)	18.14	12.54	3.81	5.00	5.13
Total income (loss) from operations	(14.99)	17.65	12.23	3.58	4.75	4.97

Less distributions from:
Net realized gains	(1.82)	—	—	(0.29)	(0.44)	(0.17)
Total distributions	(1.82)	—	—	(0.29)	(0.44)	(0.17)

Net asset value, end of period	$40.28	$57.09	$39.44	$27.21	$23.92	$19.61
Total return[3]	(26.95)%	44.75%	44.95%	15.05%	24.83%	33.89%

Net assets, end of period (000s)	$837,660	$1,064,281	$256,622	$161,595	$66,737	$5,998

Ratios to average net assets:
Gross expenses	1.40%[4]	1.39%	1.39%	1.47%	1.66%	2.20%
Net expenses[5,6]	1.35 [4]	1.35	1.39	1.47	1.49	1.24
Net investment loss	(0.59) [4]	(0.95)	(0.95)	(0.90)	(1.00)	(0.88)

Portfolio turnover rate[7]	12%	25%	24%	21%	27%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.33%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.50%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 12%, 30%, 26%, 23%, 33% and 39% for the six months ended April 30, 2022 and for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

14	ClearBridge Select Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$53.54	$37.26	$25.89	$22.94	$18.96	$14.46

Income (loss) from operations:
Net investment loss	(0.30)	(0.80)	(0.52)	(0.41)	(0.42)	(0.32)
Net realized and unrealized gain (loss)	(13.87)	17.08	11.89	3.65	4.84	4.99
Total income (loss) from operations	(14.17)	16.28	11.37	3.24	4.42	4.67

Less distributions from:
Net realized gains	(1.82)	—	—	(0.29)	(0.44)	(0.17)
Total distributions	(1.82)	—	—	(0.29)	(0.44)	(0.17)

Net asset value, end of period	$37.55	$53.54	$37.26	$25.89	$22.94	$18.96
Total return[3]	(27.23)%	43.69%	43.92%	14.25%	23.87%	32.63%

Net assets, end of period (000s)	$71,534	$98,978	$56,197	$25,959	$5,323	$171

Ratios to average net assets:
Gross expenses	2.10%[4]	2.08%	2.11%	2.19%	2.45%	3.18%
Net expenses[5]	2.10 [4,6]	2.08 [6]	2.11 [6]	2.19	2.27 [6]	2.22 [6]
Net investment loss	(1.33) [4]	(1.66)	(1.69)	(1.64)	(1.77)	(1.89)

Portfolio turnover rate[7]	12%	25%	24%	21%	27%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 12%, 30%, 26%, 23%, 33% and 39% for the six months ended April 30, 2022 and for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$57.03	$39.44	$27.20	$23.90	$19.60	$14.82

Income (loss) from operations:
Net investment loss	(0.16)	(0.54)	(0.30)	(0.21)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	(14.83)	18.13	12.54	3.80	4.98	5.11
Total income (loss) from operations	(14.99)	17.59	12.24	3.59	4.74	4.95

Less distributions from:
Net realized gains	(1.82)	—	—	(0.29)	(0.44)	(0.17)
Total distributions	(1.82)	—	—	(0.29)	(0.44)	(0.17)

Net asset value, end of period	$40.22	$57.03	$39.44	$27.20	$23.90	$19.60
Total return[3]	(27.01)%	44.60%	45.00%	15.10%	24.79%	33.74%

Net assets, end of period (000s)	$8,161	$15,869	$5,693	$10,675	$17,592	$49

Ratios to average net assets:
Gross expenses	1.44%[4]	1.44%	1.37%	1.42%	1.63%	2.22%
Net expenses[5]	1.44 [4,6]	1.44 [6]	1.37 [6]	1.42	1.46 [6]	1.25 [6]
Net investment loss	(0.65) [4]	(1.03)	(0.93)	(0.82)	(0.99)	(0.89)

Portfolio turnover rate[7]	12%	25%	24%	21%	27%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 12%, 30%, 26%, 23%, 33% and 39% for the six months ended April 30, 2022 and for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

.See Notes to Financial Statements.

16	ClearBridge Select Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$58.98	$40.65	$27.96	$24.50	$20.02	$15.09

Income (loss) from operations:
Net investment loss	(0.09)	(0.36)	(0.23)	(0.16)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	(15.35)	18.69	12.92	3.91	5.10	5.23
Total income (loss) from operations	(15.44)	18.33	12.69	3.75	4.92	5.10

Less distributions from:
Net realized gains	(1.82)	—	—	(0.29)	(0.44)	(0.17)
Total distributions	(1.82)	—	—	(0.29)	(0.44)	(0.17)

Net asset value, end of period	$41.72	$58.98	$40.65	$27.96	$24.50	$20.02
Total return[3]	(26.87)%	45.09%	45.39%	15.39%	25.18%	34.13%

Net assets, end of period (000s)	$1,418,555	$1,837,786	$807,153	$348,681	$109,197	$8,364

Ratios to average net assets:
Gross expenses	1.11%[4]	1.09%	1.11%	1.18%	1.45%	2.08%
Net expenses[5,6]	1.11 [4]	1.09	1.11	1.16	1.22	1.08
Net investment loss	(0.34) [4]	(0.68)	(0.68)	(0.61)	(0.73)	(0.75)

Portfolio turnover rate[7]	12%	25%	24%	21%	27%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 12%, 30%, 26%, 23%, 33% and 39% for the six months ended April 30, 2022 and for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$59.06	$40.67	$27.95	$24.47	$19.98	$15.05

Income (loss) from operations:
Net investment loss	(0.07)	(0.31)	(0.21)	(0.14)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	(15.37)	18.70	12.93	3.91	5.08	5.23
Total income (loss) from operations	(15.44)	18.39	12.72	3.77	4.93	5.10

Less distributions from:
Net realized gains	(1.82)	—	—	(0.29)	(0.44)	(0.17)
Total distributions	(1.82)	—	—	(0.29)	(0.44)	(0.17)

Net asset value, end of period	$41.80	$59.06	$40.67	$27.95	$24.47	$19.98
Total return[3]	(26.83)%	45.22%	45.51%	15.58%	25.18%	34.22%

Net assets, end of period (000s)	$449,192	$407,373	$164,733	$47,997	$3,630	$13,142

Ratios to average net assets:
Gross expenses	1.00%[4]	1.00%	1.02%	1.07%	1.27%	2.02%
Net expenses[5,6]	1.00 [4]	1.00	1.02	1.07	1.09	1.05
Net investment loss	(0.27) [4]	(0.59)	(0.60)	(0.52)	(0.66)	(0.72)

Portfolio turnover rate[7]	12%	25%	24%	21%	27%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 12%, 30%, 26%, 23%, 33% and 39% for the six months ended April 30, 2022 and for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

18	ClearBridge Select Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

ClearBridge Select Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	ClearBridge Select Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$75,212,838	—	$6,603,642	$81,816,480
Information Technology	695,828,370	—	16,668,542	712,496,912
Other Common Stocks	1,741,746,041	—	—	1,741,746,041
Investments in Underlying Funds	78,416,544	—	—	78,416,544
Convertible Preferred Stocks	45,977,625	—	—	45,977,625
Preferred Stocks:
Health Care	—	—	3,079,932	3,079,932
Information Technology	—	—	2,887,283	2,887,283
Purchased Options	813,700	—	—	813,700
Warrants	337,163	—	—	337,163
Total Long-Term Investments	2,638,332,281	—	29,239,399	2,667,571,680
Short-Term Investments†	135,371,745	—	—	135,371,745
Total Investments	$2,773,704,026	—	$29,239,399	$2,802,943,425

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,343,000	—	—	$1,343,000

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2021	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Communication Services	$13,280,892	—	—	$(6,677,250)	—
Information Technology	28,202,896	—	—	(11,534,354)	—

ClearBridge Select Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Investments in Securities	Balance as of October 31, 2021	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Preferred Stocks:
Health Care	$10,783,985	—	—	$(7,704,053)	—
Information Technology	16,001,114	—	—	(3,768,831)	—
Total	$68,268,887	—	—	$(29,684,488)	—

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2022	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2022[1]
Common Stocks:
Communication Services	—	—	—	$6,603,642	$(6,677,250)
Information Technology	—	—	—	16,668,542	(11,534,354)
Preferred Stocks:
Health Care	—	—	—	3,079,932	(7,704,053)
Information Technology	$(9,345,000)	—	—	2,887,283	(673,359)
Total	$(9,345,000)	—	—	$29,239,399	$(26,589,016)

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the

22	ClearBridge Select Fund 2022 Semi-Annual Report

difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge Select Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

24	ClearBridge Select Fund 2022 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

ClearBridge Select Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.33%, 2.25%, 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition,

26	ClearBridge Select Fund 2022 Semi-Annual Report

the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2022, fees waived and/or expenses reimbursed amounted to $241,613, which included an affiliated money market fund waiver of $8,531.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$674,574	—
CDSCs	6,394	$9,114

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$786,356,704
Sales	375,346,300

*	Excluding securities sold short and covers on securities sold short in the amount of $0 and $15,157,371, respectively.

ClearBridge Select Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At April 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,585,497,932	$456,479,545	$(239,034,052)	$217,445,493
Written options	(1,233,917)	—	(109,083)	(109,083)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2022.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$813,700

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$1,343,000

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$289,830

28	ClearBridge Select Fund 2022 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(132,720)
Written options	(109,083)
Total	$(241,803)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$116,243
Written options	196,920

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,208,996	$746,138
Class C	438,049	45,580
Class FI	14,486	11,045
Class I	—	943,619
Class IS	—	9,324
Total	$1,661,531	$1,755,706

ClearBridge Select Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$235,622
Class C	227
Class FI	27
Class I	4,480
Class IS	1,257
Total	$241,613

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Net Realized Gains:
Class A	$34,651,439	—
Class C	3,412,676	—
Class FI	505,571	—
Class I	58,792,169	—
Class IS	13,062,552	—
Total	$110,424,407	—

6. Shares of beneficial interest

At April 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A
Shares sold	3,888,949	$190,044,420	14,460,257	$780,411,570
Shares issued on reinvestment	661,535	34,287,346	—	—
Shares repurchased	(2,398,988)	(115,441,832)	(2,323,270)	(118,012,203)
Net increase	2,151,496	$108,889,934	12,136,987	$662,399,367

Class A2†
Shares sold	—	—	3,863,089	$187,813,646
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(10,118,386)	(549,646,229)
Net decrease	—	—	(6,255,297)	$(361,832,583)

30	ClearBridge Select Fund 2022 Semi-Annual Report

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	230,381	$10,735,497	603,763	$29,072,222
Shares issued on reinvestment	69,634	3,374,429	—	—
Shares repurchased	(243,699)	(10,687,468)	(263,082)	(12,579,029)
Net increase	56,316	$3,422,458	340,681	$16,493,193

Class FI
Shares sold	25,274	$1,262,281	412,869	$21,111,232
Shares issued on reinvestment	9,676	501,043	—	—
Shares repurchased	(110,319)	(5,486,828)	(278,980)	(14,831,157)
Net increase (decrease)	(75,369)	$(3,723,504)	133,889	$6,280,075

Class I
Shares sold	11,248,713	$567,872,394	17,377,353	$932,963,227
Shares issued on reinvestment	1,090,285	58,471,992	—	—
Shares repurchased	(9,493,876)	(456,894,755)	(6,075,485)	(324,052,358)
Net increase	2,845,122	$169,449,631	11,301,868	$608,910,869

Class IS
Shares sold	5,188,657	$250,976,660	3,950,163	$216,050,966
Shares issued on reinvestment	241,792	12,986,672	—	—
Shares repurchased	(1,581,489)	(77,308,250)	(1,103,514)	(58,797,780)
Net increase	3,848,960	$186,655,082	2,846,649	$157,253,186

†

On June 24, 2021, the Fund converted 9,439,043 Class A2 shares into 9,430,202 Class A shares, valued at $516,492,081. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2022. The following transactions were effected in such company for the six months ended April 30, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$31,056,780	$116,636,441	116,636,441	$120,618,872	120,618,872

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,013	—	$27,074,349

ClearBridge Select Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

8. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	03/21	$1,152,587	$1,204,942	$4.57	0.04%
Brain Corp., Preferred Shares	631,998	04/20, 11/20	3,334,103	2,887,283	4.57	0.10
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	2,427,598	2.90	0.09
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	05/21	1,822,500	652,334	2.90	0.02
Databricks Inc., Common Shares	72,578	08/21	15,999,994	10,004,031	137.84	0.36
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	5,459,569	19.51	0.20
Klaviyo Inc., Common Shares	304,189	05/21	10,154,267	6,603,642	21.71	0.24
			$38,452,190	$29,239,399		1.05%

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2022.

32	ClearBridge Select Fund 2022 Semi-Annual Report

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

ClearBridge Select Fund 2022 Semi-Annual Report	33

ClearBridge

Select Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W.Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

ClearBridge Select Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Select Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM- FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBAX015680 6/22 SR22-4420

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 21, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 21, 2022